Commitments	12 Months Ended
Dec. 31, 2018
Commitments [abstract]
Commitments
31	Commitments

(a)	Capital commitments

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Property, plant and equipment

Contracted but not provided for	230,997	69,210

(b)	Operating lease commitments – the Group as lessee

Except the lease agreement disclosed in the forgoing Note 28(h), the Group also entered into other various non-cancellable operating lease agreements. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As at 31 December
	2017	2018
	RMB’000	RMB’000

No later than 1 year	63,505	81,188
Later than 1 year and no later than 2 years	1,583	738
Later than 2 year and no later than 3 years	403	746
Later than 3 years	2,819	2,074

	68,310	84,746